Details of the Movement in Restructuring Provisions Recognised (Detail) (USD $) In Thousands	9 Months Ended			3 Months Ended
	Sep. 30, 2011 Q1 Restructuring Plan	Sep. 30, 2011 Q1 Restructuring Plan Workforce Reduction	Sep. 30, 2011 Q1 Restructuring Plan Office Consolidations	Sep. 30, 2011 Q3 Restructuring Plan	Sep. 30, 2011 Q3 Restructuring Plan Workforce Reduction	Sep. 30, 2011 Q3 Restructuring Plan Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 5,002	$ 3,956	$ 1,046	$ 4,815	$ 3,881	$ 934
Cash payments	(3,343)	(3,175)	(168)	(1,013)	(1,013)	0
P,P&E write-off	(42)		(42)
Foreign exchange movement	(28)	(4)	(24)	(106)	(106)	0
Closing provision	$ 1,589	$ 777	$ 812	$ 3,696	$ 2,762	$ 934